Expenses by Nature - Schedule of Depreciation and Amortization (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Depreciation and Amortization [Abstract]
Property and equipment	$ 41,082	$ 43,960
Intangible assets	3,923	4,701
Right of use assets	$ 130,600	$ 106,548